Annual Total Returns - Fidelity® Conservative Income Bond Fund [BarChart] - 08.31 Fidelity Conservative Income Bond Fund Retail PRO-07 - Fidelity® Conservative Income Bond Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 03, 2011
Fidelity Conservative Income Bond Fund-Retail Class
Bar Chart Table:
Annual Return 2012	1.38%
Annual Return 2013	0.62%
Annual Return 2014	0.21%
Annual Return 2015	0.35%
Annual Return 2016	0.95%
Annual Return 2017	1.30%
Annual Return 2018	1.71%
Annual Return 2019	2.89%
Annual Return 2020	1.05%